Share Based Compensation Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Share Based Compensation Expenses [Abstract]
Schedule of Share Based Compensation Expenses

Compensation expenses recognized for share-based compensation awards granted by the Company were as follows:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Included in:
Cost of revenues	26,486	13,651	6,119
Sales and marketing expenses	51,742	(2,902)	1,399
Research and development expenses	49,046	1,887	2,459
General and administrative expenses	64,358	15,121	10,524
Total	191,632	27,757	20,501
(a) Share options	191,583	27,757	19,293
(b) Restricted ordinary shares held by the Founder	49	-	-
(c) Acquisition of equity interests from non-controlling shareholders	-	-	1,208
Total	191,632	27,757	20,501

Schedule of Summary of Activities of Share Options

A summary of activities of share options of the Company for the years ended June 30, 2023, 2024 and 2025 is presented below:

	Options Outstanding	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (RMB)

Outstanding as of July 1, 2022	15,710,312	0.3861	7.90	346,142
Granted	3,375,000	0.1270
Forfeited	(860,061)	0.5991
Outstanding as of June 30, 2023	18,225,251	0.1831	9.01	346,378
Options vested and exercisable as of June 30,2023	10,478,605	0.1484	8.92	201,781

Outstanding as of July 1, 2023	18,225,251	0.1831	9.01	346,378
Granted	4,217,652	0.4066
Exercised	(1,852,806)	0.2261
Forfeited	(2,807,954)	0.2507
Expired	(120,003)	0.7162
Outstanding as of June 30, 2024	17,662,140	0.2176	8.37	44,127
Options vested and exercisable as of June 30,2024	11,871,925	0.1573	8.01	34,836

Outstanding as of July 1, 2024	17,662,140	0.2176	8.37	44,127
Granted	680,000	0.4000
Exercised	(11,365,500)	0.1402
Forfeited	(940,214)	0.4594
Expired	(137,361)	0.7030
Outstanding as of June 30, 2025	5,899,065	0.3380	8.13	118,750
Options vested and exercisable as of June 30,2025	2,505,209	0.3486	7.63	50,239

Schedule of Estimated Fair Value of Each Option Grant

The estimated fair value of each option grant is estimated on the date of grant using the Binominal option-pricing model with the following assumptions:

	For the years ended June 30,
	2023	2024	2025

Expected volatility	46.00%-48.00%	81.85%-83.12%	90.10%-91.20%
Risk-free interest rate (per annum)	3.15%-3.80%	3.84%-4.27%	3.70%-4.30%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (US$)	3.80-3.93	0.53-1.20	0.38-0.80

Schedule of Summary of Activities of Restricted Shares

A summary of activities of restricted shares for the year ended June 30, 2023 is presented below. There were no activities of restricted shares for the years ended June 30, 2024 and 2025.

	Number of shares	Weighted-Average Grant Date Fair Value (in US$)

Unvested at July 1, 2022	6,755,330	0.06
Vested	(6,755,330)	0.06
Unvested at June 30, 2023	-	-